Stock-based Compensation (FY) - Expense Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 419	$ 1,793	$ 1,348	$ 3,799	$ 6,245	$ 8,826
General and administrative: us-gaap:GeneralAndAdministrativeExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	336	820	762	1,771	3,044	4,220
General and administrative: us-gaap:ResearchAndDevelopmentExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 83	$ 973	$ 586	$ 2,028	$ 3,201	$ 4,606